35 Financial Instruments (Details 4) - Foreign Exchange Risk [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Exchange rate Variation - Increase [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on operations with derivative financial instruments, Exchange rate variation	Increase
Gains (losses) on operations with derivative financial instruments, Baseline	R$ (1,203)
Gains (losses) on operations with derivative financial instruments, Projected scenario 1	23,777
Gains (losses) on operations with derivative financial instruments, Projected scenario 2	R$ 48,757
Exchange rate Variation - Decrease [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on operations with derivative financial instruments, Exchange rate variation	Decrease
Gains (losses) on operations with derivative financial instruments, Baseline	R$ (1,203)
Gains (losses) on operations with derivative financial instruments, Projected scenario 1	(26,183)
Gains (losses) on operations with derivative financial instruments, Projected scenario 2	R$ (51,163)